Impairment of non-current assets - Impairment results - Other CGUs (Details) $ in Thousands	Sep. 30, 2019 USD ($) $ / T
Cerro Lindo
Disclosure of information for cash-generating units
Excess over carrying amount | $	$ 625,998
Cerro Lindo | Long term zinc price
Disclosure of information for cash-generating units
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(17.00%)
Value of assumption in order for unit's recoverable amount to be equal to carrying amount | $ / T	2,143
Cerro Lindo | Discount rate
Disclosure of information for cash-generating units
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	116.00%
Value of assumption in order for unit's recoverable amount to be equal to carrying amount	0.1380
Cajamarquilla
Disclosure of information for cash-generating units
Excess over carrying amount | $	$ 341,815
Cajamarquilla | Long term zinc price
Disclosure of information for cash-generating units
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(9.00%)
Value of assumption in order for unit's recoverable amount to be equal to carrying amount | $ / T	2,343
Cajamarquilla | Discount rate
Disclosure of information for cash-generating units
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	31.00%
Value of assumption in order for unit's recoverable amount to be equal to carrying amount	0.0840
Trs Marias system
Disclosure of information for cash-generating units
Excess over carrying amount | $	$ 248,869
Trs Marias system | Long term zinc price
Disclosure of information for cash-generating units
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(8.00%)
Value of assumption in order for unit's recoverable amount to be equal to carrying amount | $ / T	2,730
Trs Marias system | Discount rate
Disclosure of information for cash-generating units
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	65.00%
Value of assumption in order for unit's recoverable amount to be equal to carrying amount	0.1170
Juiz de Fora
Disclosure of information for cash-generating units
Excess over carrying amount | $	$ 381,076
Juiz de Fora | Long term zinc price
Disclosure of information for cash-generating units
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(25.00%)
Value of assumption in order for unit's recoverable amount to be equal to carrying amount | $ / T	1,920
Juiz de Fora | Discount rate
Disclosure of information for cash-generating units
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	142.00%
Value of assumption in order for unit's recoverable amount to be equal to carrying amount	0.1720
Aripuana
Disclosure of information for cash-generating units
Excess over carrying amount | $	$ 515,807
Aripuana | Long term zinc price
Disclosure of information for cash-generating units
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(32.00%)
Value of assumption in order for unit's recoverable amount to be equal to carrying amount | $ / T	1,748
Aripuana | Discount rate
Disclosure of information for cash-generating units
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	167.00%
Value of assumption in order for unit's recoverable amount to be equal to carrying amount	0.1900
Mining Peru
Disclosure of information for cash-generating units
Excess over carrying amount | $	$ 47,709
Mining Peru | Long term zinc price
Disclosure of information for cash-generating units
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(1.00%)
Value of assumption in order for unit's recoverable amount to be equal to carrying amount | $ / T	2,538
Mining Peru | Discount rate
Disclosure of information for cash-generating units
Percentage by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	6.00%
Value of assumption in order for unit's recoverable amount to be equal to carrying amount	0.0680